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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3563
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                         MONEY MARKET VARIABLE ACCOUNT
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              (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2006
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ITEM 1. SCHEDULE OF INVESTMENTS.

COMPASS [graphic omitted]

                                              PROFESSIONALLY MANAGED COMBINATION
                                                        FIXED/VARIABLE ANNUITIES
                                                    FOR PERSONAL INVESTMENTS AND
                                                      QUALIFIED RETIREMENT PLANS

QUATERLY PORTFOLIO HOLDINGS o SEPTEMBER 30, 2006

MONEY MARKET VARIABLE ACCOUNT

                                                                       issued by
                                     Sun Life Assurance Company of Canada (U.S.)
                                                    A Wholly Owned Subsidiary of
                                        Sun Life of Canada (U.S.) Holdings, Inc.
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
PORTFOLIO OF INVESTMENTS          September 30, 2006 (Unaudited)

Money Market Variable Account

ISSUER                                                                       SHARES/PAR            VALUE ($)
CERTIFICATES OF DEPOSIT - 11.7%

OTHER BANKS & DIVERSIFIED FINANCIALS - 11.7%
Barclays Bank PLC, NY, 5.45%, 10/25/06                                     $  1,388,000         $  1,388,000
Credit Suisse, NY, 5.31%, 11/14/06                                            1,544,000            1,544,000
Fortis Funding LLC, 5.51%, 11/28/06                                           1,152,000            1,152,000
Fortis Funding LLC, 5.32%, 12/12/06                                             381,000              381,000
UBS AG, 5.355%, 03/06/06                                                      1,530,000            1,530,000
                                                                                                ------------
    TOTAL CERTIFICATES OF DEPOSIT, AT AMORTIZED COST AND VALUE                                  $  5,995,000
                                                                                                ------------
COMMERCIAL PAPER(y) - 88.5%
ASSET BACKED & SECURITIZED - 3.0%
Yorktown Capital LLC, 5.26%, due 11/02/06 (t)                              $  1,549,000         $  1,541,756
                                                                                                ------------
AUTOMOTIVE - 3.1%
Toyota Motor Credit Corp., 5.37%, due 10/12/06                             $  1,596,000         $  1,593,381
                                                                                                ------------
BROKERAGE & ASSET MANAGERS - 3.0%
Merrill Lynch & Co., Inc., 5.22%, due 2/23/07                              $  1,583,000         $  1,549,717
                                                                                                ------------
FINANCIAL INSTITUTIONS - 52.2%
Barton Capital LLC, 5.26%, due 11/06/06 (t)                                $  1,544,000         $  1,535,879
CAFCO LLC, 5.25%, due 11/15/06 (t)                                            1,555,000            1,544,795
CRC Funding LLC, 5.26%, due 10/31/06 (t)                                      1,556,000            1,549,180
Ciesco LLC, 5.23%, due 11/07/06 (t)                                           1,128,000            1,121,937
Ciesco LLC, 5.265%, due 11/10/06 (t)                                            420,000              417,543
Edison Asset Securitization LLC, 5.27%, due 11/21/06 (t)                      1,559,000            1,547,361
Fairway Finance Corp., 5.31%, due 11/20/06 (t)                                1,572,000            1,560,407
Falcon Asset Securitization Corp., 5.26%, due 10/19/06 (t)                    1,558,000            1,553,902
General Electric Capital Corp., 5.38%, due 10/26/06                           1,660,000            1,653,798
General Re Corp., 5.34%, due 10/16/06                                         1,566,000            1,562,516
Govco, Inc., 5.39%, due 10/12/06 (t)                                          1,598,000            1,595,368
Jupiter Securitization Corp., 5.26%, due 10/11/06 (t)                         1,550,000            1,547,735
Kitty Hawk Funding Corp., 5.23%, due 12/29/06 (t)                             1,537,000            1,517,127
Old Line Funding Corp., 5.27%, due 10/03/06 (t)                               1,042,000            1,041,695
Old Line Funding Corp., 5.26%, due 10/16/06 (t)                                 679,000              677,512
Ranger Funding Co. LLC, 5.3%, due 11/03/06 (t)                                  129,000              128,373
Scaldis Capital LLC, 5.38%, due 10/13/06 (t)                                  1,596,000            1,593,138
Sheffield Receivables Corp., 5.26%, due 10/20/06 (t)                          1,521,000            1,516,778
Thunder Bay Funding LLC, 5.39%, due 10/10/06 (t)                              1,598,000            1,595,847
Windmill Funding Corp., 5.26%, due 11/27/06 (t)                               1,561,000            1,547,999
                                                                                                ------------
                                                                                                $ 26,808,890
                                                                                                ------------
INSURANCE - 3.0%
MetLife, Inc., 5.34%, due 10/02/06 (t)                                     $  1,563,000         $  1,562,768
                                                                                                ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 24.2%
Abbey National North America LLC, 5.25%, due 12/27/06                      $  1,562,000         $  1,542,182
Bank of America Corp., 5.03%, due 10/23/06                                    1,364,000            1,359,807
Citigroup Funding, Inc., 5.31%, due 10/06/06                                    540,000              539,602
Citigroup Funding, Inc., 5.26%, due 11/27/06                                  1,011,000            1,002,580
Depfa Bank PLC, 5.25%, due 1/22/07 (t)                                        1,570,000            1,544,128
Dexia Delaware LLC, 5.265%, due 10/10/06                                      1,551,000            1,548,959
HBOS Treasury Services PLC, 5.29%, due 11/21/06                                 266,000              264,007
ING America Insurance Holdings, Inc., 5.34%, due 10/23/06                     1,568,000            1,562,883
Societe Generale North America, 5.34%, due 11/01/06                           1,511,000            1,504,052
Svenska Handelsbanken, Inc., 5.27%, due 11/27/06                              1,551,000            1,538,058
                                                                                                ------------
                                                                                                $ 12,406,258
                                                                                                ------------
    TOTAL COMMERCIAL PAPER, AT AMORTIZED COST AND VALUE                                         $ 45,462,770
                                                                                                ------------
    TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                              $ 51,457,770
                                                                                                ------------
OTHER ASSETS, LESS LIABILITIES - (0.2)%                                                              (79,777)
                                                                                                ------------
    NET ASSETS - 100.0%                                                                         $ 51,377,993
                                                                                                ------------

(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2)
    of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.
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                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MONEY MARKET VARIABLE ACCOUNT


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 21, 2006
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 21, 2006
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By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 21, 2006
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* Print name and title of each signing officer under his or her signature.